Income Taxes	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 Income Taxes

The reconciliation of the provision (benefit) for income tax expense for the years ended December 31, 2016 and 2015 with the expected income tax was as follows:

	2016	2015

Current Tax Provision:

Federal income tax (benefit) at statutory rate (15%)	$305,739	$(17,646)
State tax (benefit) at rate of 5%	101,913	(5,882)
Pre-merger pass-through income of Alpine Industries, LLC	(107,400)	—
Derivatives (net)	(343,701)	---
Change in valuation allowance	43,449	23,528

Total current tax provision	$—	$—

The Company had deferred income tax assets as of December 31, 2016 and 2015, as follows:

	2016	2015

Net operating loss carryforwards	$981,566	$938,117
Less - Valuation allowance	(981,566)	(938,117)

Total net deferred tax assets	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for the period ended December 31, 2016 and 2015, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of December 31, 2016, the Company had approximately $4,909,000 in tax loss carryforwards that can be utilized in future periods to reduce taxable income, and expire by the year 2032.t

The Company did not identify any material uncertain tax positions.  The Company recognizes accrued interest related to unrecognized tax benefits in interest expense and penalties in operating expenses. For the years ended December 31, 2016 and 2015, the Company did not recognize any interest or penalties for unrecognized tax benefits.

The Company has elected to file consolidated returns, in which the prior Net Operating Losses of Adama as the parent company for tax purposes survive the merger, but as the accounting acquire, its other deferred tax assets do not. Prior to the reverse merger, Alpine was a pass-through entity whose losses passed through to its members.

The Company has filed income tax returns in the United States. The tax years of 2016, 2015 and 2014 are still open for examination by taxing authorities as the statute of limitation is 3 years